Investments (Credit Quality Indicators For Residential Mortgage Loans) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 16,923	$ 17,072
Mortgage loans on real estate, ACL	98	95	$ 203	$ 2
Residential [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	1,413	919
Mortgage loans on real estate, ACL	15	17	$ 17	$ 2
Residential [Member] | Performing [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	1,379	889
Residential [Member] | Nonperforming [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Amortized Cost	$ 34	$ 30